SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Computation of Antidilutive Securities) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	23,855,978	35,669,113	27,366,867	31,667,254
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,587,958	8,073,458
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,124,839	8,042,964
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	685,714	12,988,748
Convertible Preferred Stock In Abtech [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,457,467	6,563,943